CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows
Principal amount of convertible senior debentures	$ 12	$ 83
Debt conversion instrument shares issued converted	0.3	2.3
Issuance cost, senior notes	2
Senior Notes Issuance Costs		$ 6